UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2024

SEMI-ANNUAL REPORT
As of March 31, 2024
(unaudited)

Trajan Wealth Income
Opportunities ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trajan Wealth Income Opportunities ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Table of Contents
Letter to Shareholders	………………………………………………………………………………	1
Performance Update	………………………………………………………………………………	3
Schedule of Investments	………………………………………………………………………………	4
Statement of Assets and Liabilities	………………………………………………………………………………	7
Statement of Operations	………………………………………………………………………………	8
Statements of Changes in Net Assets	………………………………………………………………………………	9
Notes to Financial Statements	………………………………………………………………………………	11
Additional Information	………………………………………………………………………………	21

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Trajan Wealth Income Opportunities ETF (the “ETF” or “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing. The prospectus contains this and other information about the ETF. A copy of the prospectus is available at trajanwealthetf.com/fund or by calling The Nottingham Company at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the Trajan Wealth Income Opportunities ETF

See Our Web site @ trajanwealthetf.com
or
Call Our Shareholder Services Group at 800-773-3863.

Date: April 15, 2024
Trajan Wealth Income Opportunities ETF (“TWIO” or the “Fund”) Letter to Shareholders
Since TWIO began trading on April 1, 2021, the portfolio has returned an annualized return of 0.51% including dividends. For the most recent 12 months the return was 8.73%1. As of March 31, 2024, the 30-day SEC yield of TWIO stands at 4.79%. The current market capitalization of the Fund’s portfolio stands at $33.89M. TWIO is used in several Trajan™ investment strategies including our income and balanced strategies. As of the date of this letter, the average trading volume of TWIO for the past 90 days is 10.5k shares. We estimate that our internal trading accounts for more than 90% of the daily trading. We have seen limited trading of TWIO beyond our positioning and are working to increase visibility and awareness of TWIO outside of Trajan™.
The Strategy:
As described in the prospectus, the asset allocation of TWIO is designed primarily to provide current income, conserve principal, and provide an opportunity for limited capital appreciation.  The allocation is divided among preferred securities, income producing fixed income securities, and income producing common stocks.  As of 03/31/2024 the allocation stood at:
Common Stock:	35.3%
Preferred Stock:	19.3%
Fixed Income:	42.9%
Cash:	0.75%
The Portfolio:
Over the last two quarters we have made changes to the overall asset allocation. Fixed income now represents the largest asset class with an allocation of 42.9%. Common stocks are now 35.3% of the Fund. Finally, preferred stock is now 19.3%. We decreased our allocation to preferred stock to moderate the volatility of the Fund and reduce our exposure to banks and real estate investment trusts (“REITS”). A common attribute of both banks and REITS is their use of leverage to manage their balance sheets, often with a duration mismatch between their longer-term assets and shorter-term liabilities. Consequently, rising short-term rates have negatively impacted the financial position of several bank and REIT preferred stock issuers, as their cost of funds has increased significantly while their asset yields have remained relatively flat. This dynamic has reduced the profitability of several issuers.
Update and Outlook:
After embarking on a series of rate hikes to quell inflationary pressures, the Federal Reserve paused rate hikes in July 2023. While the Federal Reserve made significant progress to lowering inflation, it remains stubbornly above their 2% target. Simultaneously, gross domestic product (“GDP”) growth remains strong, and unemployment is low. We believe the fight to bring inflation back to the 2% target set by the Federal Open Market Committee (the “FOMC”) will be difficult to achieve, and there will be bumps along the path to that goal. These bumps and the uncertain path to reigning in inflation will inevitably create volatility in all the asset classes. In addition, we feel the FOMC will be inclined to keep rates elevated even when they reach their desired terminal rate on Federal Funds. For this reason, we continue to take steps to manage the volatility of the Fund and preserve capital. This includes managing the overall asset allocation of the Fund and purchasing higher quality bonds, common stocks, and preferred stocks. In addition to achieving their inflation target, the FOMC is also engaged in reducing the size of the Federal Reserve’s balance sheet – this process will also create tighter financial conditions going forward.
_________________________________
1 The performance information quoted represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-800-773-3863. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

Gross expense ratio, as of the ETF’s most recent Prospectus dated February 1, 2024, is 1.17%. Net expense ratio, as of the ETF’s most recent Prospectus dated February 1, 2024, is 0.85%. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees in an amount that limits the Fund’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.85% of the average daily net assets of the Fund through January 31, 2025, unless earlier terminated by the Board of Trustees for any reason at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.
Trajan Wealth Income Opportunities ETF is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609. There is no affiliation between Trajan Wealth, LLC, including their principals, and Capital Investment Group, Inc.

RCTWO0424001

Trajan Wealth Income Opportunities ETF
Schedule of Investments (unaudited)
As of March 31, 2024
	Dividend Rate	Maturity Date	Shares	Value (Note 1)
Common Stocks - 35.32%
Communications - 2.34%
Verizon Communications Inc			18,901	$ 793,086

Consumer Staples - 4.74%
Bunge Global SA			5,943	609,276
Coca-Cola Co/The			8,325	509,323
Kellanova			8,495	486,679
				1,605,278
Energy - 5.27%
Pioneer Natural Resources Co			2,175	570,938
Valero Energy Corp			3,689	629,675
Williams Cos Inc/The			15,006	584,784
				1,785,397
Financials - 8.60%
American International Group Inc			9,860	770,756
Blackstone Inc			4,642	609,819
Citigroup Inc			14,300	904,332
FS KKR Capital Corp			32,966	628,662
				2,913,569
Health Care - 2.06%
Bristol-Myers Squibb Co			12,878	698,374

Industrials - 2.26%
Star Bulk Carriers Corp			32,048	764,986

Materials - 2.01%
Sonoco Products Co			11,792	682,049

Real Estate - 1.50%
Public Storage			1,750	507,605

Technology - 2.45%
International Business Machines Corp			4,352	831,058

Utilities - 4.09%
Black Hills Corp			12,931	706,033
OGE Energy Corp			19,885	682,055
				1,388,088
	Total Common Stocks (Cost $10,365,534)			11,969,490

Preferred Stocks - 19.25%
Communications - 1.69%
AT&T Inc	5.000%		26,879	574,135

Government - 1.76%
Federal Agricultural Mortgage Corp	5.250%		27,260	596,721

Financials - 8.61%
Allstate Corp/The	5.100%		25,439	570,851
Aspen Insurance Holdings Ltd	5.625%		28,504	581,767
Athene Holding Ltd	6.350%		24,164	575,828

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF
Schedule of Investments (unaudited)
As of March 31, 2024
	Dividend Rate	Maturity Date	Shares	Value (Note 1)
Preferred Stocks (continued)
Financials (continued)
Compass Diversified Holdings	7.875%		24,413	$ 613,255
FTAI Aviation Ltd	8.250%		22,901	574,357
				2,916,058
Industrials - 5.55%
Costamare Inc	7.625%		8,820	224,029
Costamare Inc	8.875%		18,385	478,194
Scorpio Tankers Inc	7.000%		23,438	589,466
Seapeak LLC	8.500%		23,455	589,893
				1,881,582
Utilities - 1.64%
CMS Energy Corp	5.875%		22,993	556,661
	Total Preferred Stocks (Cost $6,464,839)			6,525,157
	Interest Rate	Maturity Date	Principal Amount
Collateralized Loan Obligations - 4.30%
Ballyrock CLO 15 Ltd., 2021-1A A1, UST 3 Month + 1.060%	6.650%	4/15/2034	$ 310,000	309,103
Dryden 75 CLO Ltd., 2019-75A AR2, UST 3 Month + 1.040%	6.630%	4/15/2034	500,000	498,402
Elmwood CLO 15 Ltd., 2022-2A A1, TSFR 3 Month + 1.340%	6.665%	4/22/2035	250,000	249,570
Oaktree CLO, 2021-1, UST 3 Month + 1.160%	6.750%	7/15/2034	400,000	399,805
	Total Collateralized Loan Obligations (Cost $4,678,170)			1,456,880

Corporate Bonds - 18.14%
Consumer Discretionary - 1.14%
US Airways 2013-1 Class A Pass Through Trust	3.950%	11/15/2025	398,239	387,271

Energy - 5.68%
Buckeye Partners LP	5.850%	11/15/2043	1,000,000	845,000
Motiva Enterprises LLC	6.850%	1/15/2040	1,000,000	1,080,228
				1,925,228
Financials - 4.13%
Bank of America Corp	6.110%	1/29/2037	500,000	531,628
JPMorgan Chase & Co	2.956%	5/13/2031	500,000	437,010
Wells Fargo & Co	3.350%	3/2/2033	500,000	432,070
				1,400,708
Health Care - 4.37%
Cleveland Clinic Foundation/The	4.858%	1/1/2114	569,200	519,491
HCA Inc	3.500%	9/1/2030	500,000	451,250
Tenet Healthcare Corp	6.750%	5/15/2031	500,000	508,750
				1,479,491
Materials - 2.82%
Freeport-McMoRan Inc	5.450%	3/15/2043	1,000,000	955,000
	Total Corporate Bonds (Cost $6,822,938)			6,147,698

Federal Agency (continued)
Fannie Mae Pool	4.710%	11/1/2032	500,000	494,721
Fannie Mae Pool	4.500%	11/1/2052	476,505	454,723
Fannie Mae Pool	5.000%	5/1/2053	982,486	960,273
Federal Farm Credit Banks Funding Corp	3.440%	2/16/2038	52,000	45,596
Federal Farm Credit Banks Funding Corp	3.450%	1/20/2044	52,000	42,013
Federal Farm Credit Banks Funding Corp	3.660%	3/7/2044	52,000	43,345

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF
Schedule of Investments (unaudited)
As of March 31, 2024
	Dividend Rate	Maturity Date	Principal Amount	Value (Note 1)
Federal Agency - 13.97%
Federal Farm Credit Banks Funding Corp	2.550%	10/26/2046	$ 150,000	$ 96,144
Federal Home Loan Banks	2.500%	12/9/2039	240,000	180,361
Freddie Mac Pool	5.000%	1/1/2053	343,121	336,197
Freddie Mac Pool	5.500%	4/1/2053	949,067	947,070
Freddie Mac Pool	6.000%	7/1/2053	1,122,431	1,133,577
	Total Federal Agency (Cost $4,678,170)			4,734,020

United States Treasury Notes - 6.51%
	4.000%	1/15/2027	1,000,000	988,438
	3.750%	12/31/2028	500,000	489,609
	3.750%	12/31/2030	750,000	729,844
	Total United States Treasury Notes (Cost $2,225,795)			2,207,891

Short-Term Investment - 0.75%			Shares
	Goldman Sachs Financial Square Government Fund, 5.34%(a) (Cost $253,649)		253,649	253,649

Investments, at Value (Cost $32,270,925) - 98.24%				33,294,785
Other Assets Less Liabilities - 1.76%				596,372
Net Assets - 100.00%				$33,891,157
(a) Represents 7-day effective SEC yield as of March 31, 2024.

Summary of Investments by Sector	% of Net Assets	Value
Common Stocks
Communications	2.34%	$793,086
Consumer Staples	4.74%	1,605,278
Energy	5.27%	1,785,397
Financials	8.60%	2,913,569
Health Care	2.06%	698,374
Industrials	2.26%	764,986
Materials	2.01%	682,049
Real Estate	1.50%	507,605
Technology	2.45%	831,058
Utilities	4.09%	1,388,088
Preferred Stocks
Communications	1.69%	574,135
Federal Agency	1.76%	596,721
Financials	8.61%	2,916,058
Industrials	5.55%	1,881,582
Utilities	1.64%	556,661
Collateralized Loan Obligations	4.30%	1,456,880
Corporate Bonds
Consumer Discretionary	1.14%	387,271
Energy	5.68%	1,925,228
Financials	4.13%	1,400,708
Health Care	4.37%	1,479,491
Materials	2.82%	955,000
Federal Agency	13.97%	4,734,020
United States Treasury Notes	6.51%	2,207,891
Short-Term Investment	0.75%	253,649
Other Assets Less Liabilities	1.76%	596,372
Total Net Assets	100.00%	$33,891,157

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF
Statement of Assets and Liabilities (unaudited)
As of March 31, 2024
Assets:
Investments, at value	$33,294,785
Investments sold receivable	919,780
Interest receivable	139,143
Dividends receivable	94,938
Prepaid insurance	358
Total assets	34,449,004
Liabilities:
Investments purchased payable	495,485
Accrued expenses:
Advisory fees	6,635
Professional fees	27,101
Operational expenses	24,639
Trustee fees and meeting expenses	2,694
Administration fees	779
Other expenses	208
Fund accounting fees	154
Compliance fees	152
Total liabilities	557,847
Total Net Assets	$33,891,157
Net Assets Consist of:
Paid in capital	$37,244,072
Accumulated deficit	(3,352,915)
Total Net Assets	$33,891,157
Investments, at cost	$32,270,925
Capital Shares Outstanding, no par value
(unlimited authorized shares)	3,770,000
Net Asset Value, Per Share	$8.99

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF
Statement of Operations (unaudited)
For the fiscal period ended March 31, 2024	430
Investment Income:
Dividends	$ 565,259
Interest	400,749
Total Investment Income	966,008
Expenses:
Advisory fees (note 2)	95,888
Registration and filing expenses	900
Professional fees	20,880
Administration fees (note 2)	17,140
Fund accounting fees (note 2)	12,683
Transfer agent fees (note 2)	6,052
Shareholder fulfillment fees	13,500
Custody fees	4,150
Trustee fees and meeting expenses (note 3)	4,500
Security pricing fees	2,700
Compliance fees (note 2)	13,860
Insurance fees	2,160
Other expenses	2,340
Total Expenses	196,753
Fees waived (note 2)	(48,562)
Net Expenses	148,191
Net Investment Income	817,817
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions	(2,824,803)
Net change in unrealized appreciation on investments	5,160,669
Net Realized and Unrealized Gain (Loss) on Investments	2,335,866
Net Increase in Net Assets Resulting from Operations	$3,153,683

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF
Statements of Changes in Net Assets
For the fiscal periods ended	430
	March 31, 2024(a)	September 30, 2023
Operations:
Net investment income	$ 817,817	$ 1,503,242
Net realized loss from investment transactions	(2,824,803)	(1,112,308)
Net change in unrealized appreciation on investments	5,160,669	242,828
Net Increase in Net Assets Resulting from Operations	3,153,683	633,762

Distributions to Shareholders From Distributable Earnings	(899,485)	(1,447,525)

Capital Share Transactions:
Shares sold	-	17,023,136
Shares repurchased	(6,957,607)	(2,785,958)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,957,607)	14,237,178
Net Increase (Decrease) in Net Assets	(4,703,409)	13,423,415
Net Assets:
Beginning of Years	38,594,566	25,171,151
End of Year	$33,891,157	$38,594,566
Share Information:
Shares sold	-	1,920,000
Shares repurchased	(810,000)	(320,000)
Net Increase (Decrease) in Capital Shares	(810,000)	1,600,000
(a)	unaudited

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF
Financial Highlights
	March 31,		September 30,
For a share outstanding during each fiscal period ended	2024 (f)		2023	2022	2021	(a)
Net Asset Value, Beginning of Period	$8.43		$8.45	$10.16	$10.00

Income (Loss) from Investment Operations:
Net investment income (e)	0.20		0.42	0.39	0.14
Net realized and unrealized gain (loss) on investments	0.59		(0.05)	(1.73)	0.16	(d)

Total from Investment Operations	0.79		0.37	(1.34)	0.30

Less Distributions From:
Net investment income	(0.23)		(0.39)	(0.37)	(0.14)
Net realized gains	-		-	-	-

Total Distributions	(0.23)		(0.39)	(0.37)	(0.14)

Net Asset Value, End of Period	$8.99		$8.43	$8.45	$10.16

Total Return	9.48%		4.41%	(13.46)%	2.99%

Net Assets, End of Period (in thousands)	$33,891		$38,595	$25,171	$22,255

Ratios of:
Gross Expenses to Average Net Assets	1.11%	(b)	1.17%	1.31%	2.71%	(b)
Net Expenses to Average Net Assets	0.85%	(b)	0.85%	0.85%	0.85%	(b)
Net Investment Income to Average Net Assets	4.62%	(b)	4.85%	4.17%	4.28%	(b)
Portfolio turnover rate	28.48%	(c)	10.28%	23.89%	12.90%	(c)
(a)	For the initial period from March 31, 2021 (Commencement of Operations) through September 30, 2021.
(b)	Annualized
(c)	Not annualized
(d)
The amount of realized and unrealized gain (loss) per share does not accord with the amounts reported in the Statement of Operations due to the timing of the Fund share creations in relation to fluctuating market values during the period.

(e)	Calculated using average shares
(f)	Unaudited

See Notes to Financial Statements

Trajan Wealth Income Opportunities ETF
Notes to Financial Statements (unaudited)
As of March 31, 2024

1.	Organization and Significant Accounting Policies
The Trajan Wealth Income Opportunities ETF, an actively managed exchange-traded fund (the “ETF”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The ETF commenced operations on March 31, 2021. The investment objective of the ETF is to seek to provide current income, conservation of principal, and the opportunity for limited capital appreciation. The ETF seeks to achieve its investment objective by investing in a combination of domestic preferred securities, income producing fixed income securities, and income producing common stocks.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol TWIO, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.
Creation Transaction Fees
A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.
The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
Investment Valuation
The ETF’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”). A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.
With respect to any portion of an ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.
With respect to an ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.
Fair Value Measurement
The ETF has adopted Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Trajan Wealth Income Opportunities ETF
Notes to Financial Statements (unaudited)
As of March 31, 2024

Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.
Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:
Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
In accordance with the Trust’s valuation policies and procedures and pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Advisor as the valuation designee (the “Valuation Designee”). The Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2024, for the ETF’s assets measured at fair value:
	Total	Level 1	Level 2	Level 3 (a)
Assets
Common Stocks (b)	$11,969,490	$11,969,490	$ -	$-
Preferred Stocks (b)	6,525,157	6,525,157	-	-
Collateralized Loan Obligations	1,456,880	-	1,456,880	-
Corporate Bonds (b)	6,147,698	-	6,147,698	-
Federal Agency	4,734,020	-	4,734,020	-
United States Treasury Notes	2,207,891	-	2,207,891	-
Short-Term Investment	253,649	253,649	-	-
Total Assets	$33,294,785	$18,748,296	$14,546,489	$-
(a)	The ETF did not hold any Level 3 securities during the period.
(b)	Refer to the Schedule of Investments for a breakdown by sector.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.
Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The ETF may declare and distribute dividends from net investment income, if any, quarterly. The ETF generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Trajan Wealth Income Opportunities ETF
Notes to Financial Statements (unaudited)
As of March 31, 2024

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor and Sub-Advisor
The ETF pays a monthly advisory fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.55% of the ETF’s average daily net assets.
The Advisor has engaged Trajan Wealth, LLC as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF. The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.45% of the ETF’s average daily net assets. The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.
The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Adviser or Sub-Adviser)) to not more than 0.85% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through January 31, 2025, unless earlier terminated by the Board of Trustees for any reason at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.
For the fiscal period ended March 31, 2024, the Advisor earned $95,888 in advisory fees before payment of sub-advisory fees noted below.
For the fiscal period ended March 31, 2024, the Sub-Advisor earned $78,454 in sub-advisory fees, of which $48,562 was waived pursuant to the Expense Limitation Agreement.
Administrator
The ETF pays a monthly fee to the ETF’s administrator and fund accountant, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $1,667 per month. The Administrator also receives a fee to procure and pay the ETF’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator receives a portfolio compliance services fee for oversight of post-trade portfolio compliance totaling $625 per month. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month; Form N-PORT preparation and filing with the SEC for an annual fee totaling $7,500; and a fee for linking requisite data fees to a website designed and created for the ETF totaling $387.50 per month. As of March 31, 2024, the Administrator received $2,340 in miscellaneous reporting expenses.
A breakdown of these fees is provided in the following table:
Net Assets	Annual Fee
On the first $250 million	0.070%
On the next $250 million	0.060%
On the next $500 million	0.040%
On all assets over $1 billion	0.035%

Trajan Wealth Income Opportunities ETF
Notes to Financial Statements (unaudited)
As of March 31, 2024

A breakdown of the Fund Accounting Fee schedule is as follows:
Base Fee	Asset-Based Fee
$1,667 per month minimum	1 basis point (0.01%) per year

The ETF incurred $17,140 in administration fees and $12,683 in fund accounting fees for the fiscal period ended March 31, 2024.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF. The ETF incurred $13,860 in compliance fees for the fiscal period ended March 31, 2024.
Transfer Agent
Nottingham Shareholder Services (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.  Broadridge Solutions, Inc. also serves as the Sub-Transfer Agent. The ETF incurred $6,052 in transfer agent fees during the fiscal period ended March 31, 2024.
3.	Trustees and Officers
The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.
Certain officers of the Trust may also be officers of the Advisor or the Administrator.
4.	Purchases and Sales of Investment Securities
For the fiscal period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:
Purchases of Non- U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$9,900,670	$17,219,108	$2,225,469	$1,984,902	$-	$-

5.	Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.
Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the fiscal year ended September 30, 2023, and through the fiscal period ended March 31, 2024, and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2024, the ETF did not incur any interest or penalties.

Trajan Wealth Income Opportunities ETF
Notes to Financial Statements (unaudited)
As of March 31, 2024

Distributions during the years ended were characterized for tax purposes as follows:
	March 31, 2024	September 30, 2023
Ordinary Income	$899,485	$1,447,525

At March 31, 2024, the tax-basis cost of investments and components of accumulated deficit were as follows:
Cost of Investments	$42,545,058

Gross Unrealized Appreciation	2,087,182
Gross Unrealized Depreciation	(1,063,322)
Net Unrealized Depreciation	1,023,860

6.	Risks Considerations
Preferred Securities Risk. Investing in preferred securities involves the following risks: (i) certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred securities may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the ETF may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; (iv) preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities; and (v) preferred securities may have a negative yield to call (negative return the ETF receives if the security is held until the call date), which could result in losses for the ETF and its shareholders if an issuer elects to call the security.
Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), competition from new entrants and blurred distinctions in their fields of business.
Energy Companies Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events, and economic conditions. These companies may be at risk for environmental damage claims.
Healthcare Companies Risk. The profitability of companies in the healthcare sector, as traditionally defined, including healthcare equipment and services companies, may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent production, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.
Fixed Income Risk. When the ETF invests in fixed income securities, the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the ETF, possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments.
Junk Bond Risk. The ETF may invest in junk bonds that are considered speculative. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Trajan Wealth Income Opportunities ETF
Notes to Financial Statements (unaudited)
As of March 31, 2024

Small and Mid-Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Nano and Micro-Cap Securities Risk. Nano and micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the ETF’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.
REIT Risk. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT's future earnings stream and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the ETF will generally decline when investors anticipate or experience rising interest rates.
U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond held by the ETF may “call” or repay the security before its stated maturity. This may cause the ETF to reinvest the proceeds in securities with lower yields, resulting in a decline in the ETF’s income.
Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the ETF’s income and Share price.
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the ETF’s assets and distributions may decline.
Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the ETF are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the ETF to value or sell some or all its bond investments at any given time.

Trajan Wealth Income Opportunities ETF
Notes to Financial Statements (unaudited)
As of March 31, 2024

Changes in interest rates may also affect the ETF’s share price; for example, a sharp rise in interest rates could cause the ETF’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a security’s price sensitivity to changes in interest rates.
Sector Risk. The ETF may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the ETF's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
ETF Structure Risks. The fund is structured as an ETF and, as a result, it is subject to special risks, including:
o
Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues. An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

o
Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

●
To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

●
The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

●
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the ETF’s net asset value.

●
In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Trajan Wealth Income Opportunities ETF
Notes to Financial Statements (unaudited)
As of March 31, 2024

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.
Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.
Asset Class Risk. Securities and other assets in the ETF’s portfolio may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
Cyber Security Risk. The ETF is susceptible to operational risk through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the ETF to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the ETF to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the ETF’s digital information systems through “hacking” or malicious software coding buy may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the securities issuers or the ETF’s third party service providers, such as its administrator, transfer agent, custodian, or subadvisor, or issuers in which the ETF invests, can also subject the ETF to many of the same risks associated with direct cyber security breaches.  Although the ETF has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed. The ETF has no direct control over the cyber security systems of issuers or third-party service providers.
Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results. The Sub-Advisor’s decisions relating to the ETF’s duration will also affect the ETF’s yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Advisor anticipates interest rates imprecisely, the ETF’s yield at times could lag those of other similarly managed funds.
Market Risk. Market risk is the risk that a particular security, or shares of the ETF in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the ETF could decline in value or underperform other investments.
New Advisor Risk. The Advisor and Sub-Advisor have each only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor or the Sub-Advisor, and the Advisor and Sub-Advisor may not achieve the intended result in managing the ETF.
New Fund Risk. The ETF has a limited history of operations. Accordingly, investors in the ETF bear the risk that the ETF may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the ETF being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Trajan Wealth Income Opportunities ETF
Notes to Financial Statements (unaudited)
As of March 31, 2024

Non-Diversification Risk. The ETF may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the ETF’s performance may depend on the performance of a small number of issuers.
Valuation Risk. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.
7.	Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.
8.	Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Trajan Wealth Income Opportunities ETF
Additional Information (Unaudited)
As of March 31, 2024

1.	Proxy Voting Policies and Voting Record
Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.
3.	Tax Information
We are required to advise you within 60-days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the ETF’s fiscal period ended March 31, 2024.
During the fiscal period, the ETF paid $899,485 in income distributions, but no long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from October 1, 2023 through March 31, 2024.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Value 10/1/2023	Ending Value 3/31/2024	Expense Paid During Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,094.80	$4.44	0.85%
Hypothetical	1,000.00	1,041.53	4.32	0.85%
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5.	Change of Independent Registered Public Accounting Firm
Effective September 14, 2023, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Trajan Wealth Income Opportunities ETF (the “ETF”). At a meeting held on September 14, 2023, based on the recommendation and approval of the Audit Committee, the Audit Committee of the Board of Trustees approved the appointment of Tait, Weller & Baker, LLP (“Tait Weller) as the Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2024.

Trajan Wealth Income Opportunities ETF
Additional Information (Unaudited)
As of March 31, 2024

Cohen’s audit report on the ETF’s financial statements for the fiscal year ended September 30, 2023 did not contain any adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.
During the fiscal year ended September 30, 2023 and for the interim period ended January 30, 2024, there were no disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused them to make a reference in connection with their opinion to the subject matter of the disagreement.
The registrant requested that Cohen furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.
During the fiscal periods ended September 30, 2022 and September 30, 2023, neither the ETF, nor anyone on the ETF’s behalf, consulted with Tait Weller with respect to: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might have been rendered on the ETF’s financial statements, and no written report or oral advice was provided that Tait Weller concluded was an important factor considered by the ETF in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(v) of Regulation S-K and related instructions) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-k).
Cohen’s audit reports on the ETF’s financial statements for the fiscal years ended September 30, 2022, and September 30, 2023, did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
During the fiscal year ended September 30, 2023 and for the interim period ended January 30, 2024, there were no disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused them to make a reference in connection with their opinion to the subject matter of the disagreement.
The registrant requested that Cohen furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.
During the fiscal periods ended September 30, 2022 and September 30, 2023, neither the ETF, nor anyone on the ETF’s behalf, consulted with Tait Weller with respect to: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might have been rendered on the ETF’s financial statements, and no written report or oral advice was provided that Tait Weller concluded was an important factor considered by the ETF in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(v) of Regulation S-K and related instructions) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-k).
6.	Liquidity Risk Management Program
Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940 requires a mutual fund to adopt a liquidity risk management program (“Program”) and disclose information about the operation and effectiveness of its Program in its reports to shareholders.
Under the Program, each of the Fund’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.
In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2022, through November 30, 2023. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Trajan Wealth Income Opportunities ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	OBP Capital, LLC
116 South Franklin Street	116 South Franklin Street
Post Office Box 69	Rocky Mount, North Carolina 27804
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	trajanwealthetf.com

(b)	Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Change in Registrant’s independent registered public accountant is filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

Date: June 7, 2024	/s/ Katherine M. Honey
Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 7, 2024	Katherine M. Honey
President and Principal Executive Officer

/s/ Peter McCabe
Date: June 7, 2024	Peter McCabe
Treasurer, Principal Accounting Officer, and Principal Financial Officer